ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

Historical and principal activities

Cenntro Automotive Group Limited (“CAG Cayman”) was formed in the Cayman Islands on August 22, 2014. CAG Cayman was the former parent of Cenntro (as defined below), prior to the closing of the Combination (as defined below).

Cenntro Automotive Corporation (“CAC”) was incorporated in the state of Delaware on March 22, 2013. CAC became CAG Cayman’s wholly owned company on May 26, 2016. CAC’s operations include corporate affairs, administrative, human resources, global marketing and sales, after-market support, homologation, and quality assurance. CAC also leases and operates facilities in Freehold, New Jersey, including the Company’s corporate headquarters, and Jacksonville, Florida facility.

Cenntro Automotive Group Limited (“CAG HK”) was established by CAG Cayman on February 15, 2016 in Hong Kong. CAG HK is a non-operating, investment holding company, which conducts business through its subsidiaries in mainland China and Hong Kong.

Cenntro Electric Group, Inc. (“CEG”) was incorporated in the state of Delaware by CAG Cayman on March 9, 2020.

Cenntro Electric Group Limited ACN 619 054 938 (“CEGL”), formerly known as Naked Brand Group Limited (“NBG”), was incorporated in Australia on May 11, 2017, and is the parent company of Cenntro. NBG changed its name to Cenntro Electric Group Limited on December 30, 2021, in connection with the closing of the Combination.

CAC, CEG and CAG HK and its consolidated subsidiaries are collectively known as “Cenntro”; CEGL and Cenntro are collectively known as the “Company”. The Company designs and manufactures purpose–built, electric commercial vehicles (“ECVs”) used primarily in last mile delivery and industrial applications.

Reverse recapitalization

On December 30, 2021, the Company consummated a stock purchase transaction (the “Combination”) pursuant to that certain stock purchase agreement, dated as of November 5, 2021 (the “Acquisition Agreement”) by and among CEGL (at the time, NBG), CAG Cayman, CAC, CEG and CAG HK, whereby CEGL purchased from CAG Cayman (i) all of the issued and outstanding ordinary shares of CAG HK, (ii) all of the issued and outstanding shares of common stock, par value US$0.001 per share, of CAC, and (iii) all of the issued and outstanding shares of common stock, par value US$0.01 per share, of CEG, in exchange for an aggregate purchase price of (i) 174,853,546 newly issuing ordinary shares of CEGL and (ii) the assumption of options to purchase an aggregate of 9,225,271 ordinary shares under the Cenntro Electric Group Limited Amended & Restated 2016 Incentive Stock Option Plan (the “Amended 2016 Plan”). The Combination closed on December 30, 2021. Immediately prior to the consummation of the Combination, there were 86,402,708 ordinary shares of NBG issued and outstanding. In connection with the closing of the Combination, CEGL changed its name from “Naked Brand Group Limited” to “Cenntro Electric Group Limited”.

Promptly following the closing of the Combination, CAG Cayman distributed the Acquisition Shares to the holders of its capital stock in accordance with (i) the distribution described in the Acquisition Agreement and (ii) CAG Cayman’s Third Amended and Restated Memorandum and Articles of Association. Pursuant to the Acquisition Agreement, at the closing of the Combination, NBG assumed the Amended 2016 Plan and each CAG Cayman employee stock option outstanding immediately prior to the closing of the Combination under the Amended 2016 Plan was converted into an option to purchase a number of ordinary shares equal to the aggregate number of CAG Cayman shares for which such stock option was exercisable immediately prior to the closing of the Combination multiplied by the exchange ratio of 0.71536 (the “Exchange Ratio”), as determined in accordance with the Acquisition Agreement, at an option exercise price equal to the exercise price per share of such stock option immediately prior to the closing of the Combination divided by the Exchange Ratio.

Cenntro was deemed to be the accounting acquirer given Cenntro effectively controlled the consolidated entity after the Combination.  Under U.S. generally accepted accounting principles, the Combination is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Cenntro for the net monetary assets of CEGL, accompanied by a recapitalization. Cenntro is deemed to be the predecessor for accounting purposes and the historical financial statements of Cenntro became CEGL’s historical financial statements, with retrospective adjustments to give effect to the reverse recapitalization. The financial statements for periods prior to the consummation of the reverse recapitalization are the combined financial statements of CAC, CEG and CAG HK and its consolidated subsidiaries.

The following table shows the net cash proceeds from the reverse recapitalization:

Reverse recapitalization
Cash - NBG	$247,382,859
Less: transaction costs	(883,300)
Net cash contributions from reverse recapitalization	$246,499,559

As of December 31, 2021, the Company’s subsidiaries are as follows giving effect to the Combination:

Name	Date of Incorporation	Place of Incorporation	Percentage of direct or indirect economic interest
Naked Brand Group, Inc. (“NBGI”)	July 27, 2012	Nevada, U.S.	100%
Naked Inc.	May 17, 2005	Nevada, U.S.	100% owned by NBGI
Cenntro Automotive Corporation (“CAC”)	March 22, 2013	Delaware, U.S.	100%
Cenntro Electric Group, Inc. (“CEG”)	March 9, 2020	Delaware, U.S.	100%
Cenntro Automotive Group Limited (“CAG HK”)	February 15, 2016	Hong Kong	100%
Simachinery Equipment Limited (“Simachinery HK”)	June 2, 2011	Hong Kong	100% owned by CAG HK
Zhejiang Cenntro Machinery Co., Limited	January 20, 2021	PRC	100% owned by CAG HK
Zhejiang Tooniu Tech Co., Limited	December 19, 2018	PRC	100% owned by CAG HK
Hangzhou Ronda Tech Co., Limited (“Hangzhou Ronda”)	June 5, 2017	PRC	100% owned by CAG HK
Hangzhou Cenntro Autotech Co., Limited (“Cenntro Hangzhou”)	May 6, 2016	PRC	100% owned by CAG HK
Zhejiang Sinomachinery Co., Limited (“Sinomachinery Zhejiang”)	June 16, 2011	PRC	100% owned by Simachinery HK
Shengzhou Cenntro Machinery Co., Limited (“Cenntro Machinery”)	July 12, 2012	PRC	100% owned by Cenntro Hangzhou
Hangzhou Hengzhong Tech Co., Limited	December 16, 2014	PRC	100% owned by Cenntro Hangzhou
Zhejiang Xbean Tech Co., Limited	December 28, 2016	PRC	100% owned by Sinomachinery Zhejiang